Note 21 - Mainland China Contribution Plan and Profit Appropriation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	$ 2,710,481	$ 3,340,484	$ 4,788,471